STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 98.20%

Petroleum Refining-11.10%
   Chevron Corp.                            14,330          1,681,626
   Phillips 66                               8,432            610,983
   Valero Energy Corp                       18,302      $   1,374,663
                                                            ---------
                                                            3,667,272

Computer and Office Equipment-9.43%
   Hewlett Packard Inc.                     42,844          1,613,933
   International Business Machines Corp.    11,216          1,499,131
                                                            ---------
                                                            3,113,064

Pharmaceutical Preps-7.91%
   AbbVie Inc.                               9,869          1,336,263
   Pfizer Inc.                              21,646          1,278,196
                                                            ---------
                                                            2,614,459

Telephone Communications, Except
Radiotelephone-7.80%
   AT&T                                     53,883          1,325,522
   Verizon                                  24,089          1,251,664
                                                            ---------
                                                            2,577,186

Electronic Computers-5.18%
   Apple Inc.                                9,633          1,710,532

Raw Farm Food-4.85%
   Universal Corp.                          29,174          1,602,236

Life Insurance-4.72%
   Prudential Financial, Inc.		14,395		1,558,115

Cigarettes-4.71%
   Altria Group, Inc.			32,853		1,556,904

Gold and Silver Ores-4.63%
   Newmont Corp.			24,690		1,531,274

Surgical & Medical Instruments & Apparatus-3.62%
   3M Co.				6,725	      1,194,562

Paper Prods-4.47%
   Kimberly-Clark Corp			10,340		1,477,793

The accompanying notes are an integral part of these financial statements
-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2020

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Canned, Frozen & Preserved Fruit, Veg-4.45%
   The Kraft Heinz Company		40,930		1,469,387

Semi-Conductors and Related Devices-4.24%
   Intel Corp				27,218          1,401,727

Drug Store-4.05%
  CVS Health Corp                           12,983          1,339,326

Biolog Prod-4.03%
  Amgen Inc.				 5,921		1,332,047

Engines and Turbines-3.82%
   Cummins Inc.                              5,787          1,262,376

TV Stations-3.70%
   ViacomCBS Inc.			40,534		1,223,316

Variety Stores-3.53%
   Walmart                                   8,065          1,166,925

National Commercial Banks-1.96%
   Wells Fargo                              13,500            647,730

                                                           ----------

   Total common stocks (cost $24,082,998)               $  32,446,231
							   ----------



SHORT-TERM INVESTMENTS ? 0.02%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.01%    547,762    $      547,762
                                                             --------

   Total short-term investments (cost $   547,762)            547,762
                                                             --------

Total investment securities ? 99.87% (cost $24,630,718)    32,993,994

Other assets less liabilities ?  0.13%                         43,506
                                                             --------

Net assets - 100.00%                                   $   33,037,500
                                                         ============



STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices(including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2021:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $32,446,230          $          0
         Short term investments         547,763                     0
                                    -----------          ------------
            Total Level 1:           32,993,993                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $33,993,993          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of December 31, 2021, the Fund did not own any other financial instruments.